UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number _______811-05631_____________________

                  __________First Pacific Mutual Fund, Inc.__________
                   (Exact name of registrant as specified in charter)

                          2756 Woodlawn Drive, Suite #6-201
                  ___________Honolulu, HI  96822-1856__________
                (Address of principal executive offices) (Zip code)

                                 Audrey C. Talley
                            Drinker Biddle & Reath LLP
                                 One Logan Square
                             18th and Cherry Streets
                __________Philadelphia, PA  19103-6996__________
                     (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088

                       Date of fiscal year end:  September 30

                     Date of reporting period:  March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.




Item 1.  Reports to Stockholders.






May 21, 2009




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $40 of every $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 13 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2008 through March 31, 2009, the treasury yield curve steepened with the Federal Reserve lowering the Fed Funds rate 3 times from 2.0% to .25%. At the same time the continuing credit crisis kept municipal bond yields high relative to treasury bonds. This accounts for the Hawaii Municipal Fund's six month price decrease of ($0.14). The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $10.31 on October 1, 2008 and a NAV of $10.17 on March 31, 2009. The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of this strategy. As of March 31, 2009, 66.67% of the Hawaii Municipal Fund's portfolio was invested in securities rated AAA by Standard & Poor's ("S&P").

       We believe that the economy is in a recession, with a number of crises
- housing, credit and financial - having dampened spending by people, businesses and governments alike. This would normally be a positive for the bond market, but because of the aforementioned factors, combined with massive federal stimulus injections, we believe that there continues to be a higher than normal inflationary risk which may impact the municipal bond market.











                                 STANDARD & POOR'S
                              MUNICIPAL BOND RATINGS
                               Hawaii Municipal Fund
                                   March 31, 2009

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA		66.67%
AA		15.36%
AA-		 2.13%
BBB+		 3.97%
BBB		 2.13%
NR		 9.74%


	On the following pages you will find our March 31, 2009 Semi-Annual Report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			   Lee Financial Securities, Inc./Distributor

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

*Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.



Your Fund's Expenses (Unaudited)

As a Fund shareholder, you can incur two types of costs:
 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
      If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
    If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50. In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.


*Expenses are equal to the annualized expense ratio (1.07%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

                        HAWAII MUNICIPAL BONDS - 93.70%

		Hawaii County
			General Obligation Bonds - 1.44%
$	  300,000			5.600%,	05/01/11	$	  324,810
	  350,000			5.000%,	07/15/11		  376,324
	1,000,000			5.000%,	07/15/22		1,044,550
	  370,000			5.000%,	07/15/24		  379,990
									2,125,674

		Hawaii State
			Airport Systems Revenue Bonds - 18.57%
   	2,000,000			8.000%,	07/01/11		2,148,520
	  320,000			6.900%,	07/01/12		  341,856
	  650,000			6.900%,	07/01/12		  694,395
  	  250,000			6.375%,	07/01/12		  257,402
	4,580,000			6.500%,	07/01/13		4,711,217
	4,000,000			6.500%,	07/01/14		4,101,440
	  500,000			6.500%,	07/01/15		  511,040
	3,000,000			5.750%,	07/01/15		3,020,370
	2,500,000			5.750%,	07/01/16		2,504,950
	3,235,000			5.750%,	07/01/17		3,232,574
	6,000,000			5.625%,	07/01/18		5,941,980
							               27,465,744

			Certificates of Participation - # 1 Capital District - 2.27%
	1,000,000			5.000%,	05/01/16		1,010,470
	  555,000			5.000%,	05/01/18		  561,172
	1,750,000			5.500%,	05/01/20		1,787,030
									3,358,672

			Certificates of Participation  - Kapolei - 0.92%
	  250,000			5.250%,	05/01/13		  252,652
	1,100,000			5.000%,	05/01/15		1,111,561
									1,364,213





See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.13%
$	  400,000			4.950%,	04/01/12	$	  400,992
	5,430,000			5.750%,	12/01/18		5,442,272
	  125,000			6.150%,	01/01/20		  125,255
	1,125,000			5.700%,	07/01/20		1,093,983
	  115,000			5.450%,	11/01/23		   97,672
	9,825,000			5.650%,	10/01/27		8,322,463
	8,085,000			6.200%,	11/01/29		7,180,854
	2,400,000			5.100%,	09/01/32		1,857,312
	1,380,000			4.650%,	03/01/37		  805,589
								       25,326,392

			     	Chaminade University - 2.02%
	   95,000			4.000%,	01/01/11		   92,654
	2,600,000			5.000%,	01/01/26		2,016,638
	1,270,000 			4.700%,	01/01/31		  885,101
									2,994,393


			     	Hawaii Pacific Health - 0.60%
	1,140,000 			5.600%,	07/01/33		  885,917

			     	Hawaii Mid-Pacific Institute - 1.11%
	2,085,000 			5.000%,	01/01/26		1,642,584

			     	Kapiolani Health Care System - 1.88%
	2,525,000			6.400%,	07/01/13		2,787,297

			     	Kuakini Hawaii Health System - 2.00%
	  570,000			6.300%,	07/01/22		  498,807
	3,000,000			6.375%,	07/01/32		2,458,050
									2,956,857


				Kahala Nui - 3.65%
	6,000,000 			8.000%,	11/15/33		5,392,500


See accompanying notes to financial statements.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

				Wilcox Hospital - 1.25%
$	  900,000			5.250%,	07/01/13	$	  883,179
	1,000,000			5.350%,	07/01/18		  907,960
	   65,000			5.500%,	07/01/28		   52,086
									1,843,225


			Harbor Capital Improvements Revenue Bonds - 4.60%
	   70,000			5.750%,	07/01/10		   73,146
	  150,000			5.000%,	07/01/12		  159,729
	1,580,000			5.250%,	01/01/16		1,724,001
	1,665,000			5.375%,	01/01/17		1,808,307
	  500,000			5.500%,	07/01/19		  524,440
	2,005,000			5.250%,	01/01/21		1,985,792
	  520,000			5.750%,	07/01/29		  521,570
									6,796,985

			Hawaii Health Systems - 1.42%
	  730,000			3.800%,	02/15/13		  733,869
 	1,370,000			4.700%,	02/15/19		1,372,699
									2,106,568

			Housing Authority
				Single Family Mortgage Special
				Purpose Revenue Bonds - 9.46%
	  265,000			4.650%,	07/01/12		  267,605
	  445,000			4.800%,	07/01/13		  450,701
	  140,000			5.250%,	07/01/13		  141,317
	4,595,000			5.350%,	07/01/18		4,612,139
	4,390,000			5.400%,	07/01/29		4,329,023
	  220,000			5.750%,	07/01/30		  219,815
	2,615,000			5.375%,	07/01/33		2,484,067
	1,510,000			5.000%,	07/01/36		1,481,159
								       13,985,826

				HCDC Rental Housing System Revenue Bonds - 0.07%
	  100,000			3.700%,	01/01/13		  100,699


See accompanying notes to financial statements.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

			Department of Hawaiian Homelands - 3.86%
$	1,465,000			4.250%,	07/01/09	$	1,478,683
	  300,000			4.450%,	07/01/11		  305,946
	1,000,000			5.875%,	04/01/34		  976,330
	3,000,000			6.000%,	04/01/39		2,950,800
									5,711,759

				Hawaiian Homelands - COP Kapolei - 2.95%
	  210,000			3.750%,	11/01/16		  216,002
	  950,000			4.125%,	11/01/23		  913,168
	3,295,000			5.000%,	11/01/31		3,229,331
									4,358,501

			University Faculty Housing - 1.42%
	  670,000			5.650%,	10/01/16		  670,181
	1,500,000			5.700%,	10/01/25		1,435,140
									2,105,321

			University of Hawaii - Revenue Bonds - 4.82%
	  100,000			4.000%,	07/15/16		  105,290
	1,500,000			5.000%,	10/01/23		1,578,435
	3,740,000			3.500%,	07/15/27		2,960,995
	2,500,000			5.000%,	07/15/29		2,477,800
									7,122,520

		Honolulu City & County
			General Obligation Bonds - 1.38%
	  100,000			5.000%,	07/01/09		  101,047
	  170,000			4.850%,	02/01/10		  174,736
	  365,000			6.000%,	11/01/10		  394,696
	  275,000			5.125%,	07/01/15		  279,362
	1,000,000			5.000%,	07/01/22		1,091,590
									2,041,431

See accompanying notes to financial statements.









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Sunset Villas - 4.56%
$	2,955,000  			5.600%,	07/20/21	$	2,978,581
	2,965,000			5.700%,	07/20/31		2,985,933
	  775,000			5.750%,	01/20/36		  781,161
									6,745,675

				Waipahu - 1.54%
	2,035,000			6.900%,	06/20/35		2,274,031

			Waste System Revenue - 0.29%
	  200,000			4.400%,	07/01/11		  203,342
	  200,000 			5.500%,	07/01/11		  218,938
									  422,280

		Kauai County
			General Obligation Bonds - 2.61%
	1,065,000			5.000%,	08/01/25		1,078,217
	2,780,000			5.000%,	08/01/27		2,781,306
									3,859,523

			Housing Authority Paanau Project - 0.47%
	  740,000			7.250%,	04/01/12		  698,997

		Maui County
			General Obligation Bonds - 1.41%
	1,000,000			5.000%,	07/01/23		1,046,920
	1,000,000			5.000%,	07/01/24		1,038,700
									2,085,620

		Total Hawaii Municipal Bonds (Cost $145,619,634)      138,559,204


See accompanying notes to financial statements.











HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2009 (Unaudited)

	                                                                 Value
	Par Value                                                     (Note 1 (A))

                       VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%

		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	$	  123,186

			Public Finance Authority, Series A - 0.17%
	  250,000			5.000%,	07/01/14		  243,682

     		Total Virgin Islands Municipal Bonds (Cost $362,984)	  366,868



		Total Investments (Cost $145,982,618) (a)    93.95%   138,926,072
		Other Assets Less Liabilities		      6.05%     8,949,231
		Net Assets		                    100.00%  $147,875,303


(a)	Aggregate cost for federal income tax purposes is $145,866,470.


At March 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	$	        1,161,820
			Gross unrealized (depreciation)	    	       (8,102,218)
			Net unrealized (depreciation)	$	       (6,940,398)


See accompanying notes to financial statements.










HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)


                                                           Municipal
                                                             Fund
ASSETS
   Investments at market value
     (Identified cost $145,982,618) (Note 1 (A))         $138,926,072
   Cash                                                    11,765,142
   Interest receivable                                      2,353,653
   Subscriptions receivable                                   110,290
   Other assets                                                 2,704
        Total assets                                      153,157,861

LIABILITIES
   Payable for investment securities purchased              4,977,220
   Distributions payable                                      138,446
   Redemptions payable                                         18,072
   Management fee payable                                      61,751
   Administration fee payable                                   2,470
   Distribution Plan payable                                   18,525
   Shareholder Servicing fee payable                           12,349
   Transfer Agent fee payable                                   7,410
   Chief Compliance Officer fee payable                         5,308
   Accrued expenses                                            41,007
        Total liabilities                                   5,282,558

NET ASSETS                                               $147,875,303
   	(Applicable to 14,540,761 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                      $10.17

NET ASSETS
   At March 31, 2009, net assets consisted of:
     Paid-in capital                                     $156,045,660
     Undistributed net investment income                      138,090
     Accumulated net realized loss on investments          (1,251,901)
     Net unrealized depreciation                           (7,056,546)
                                                         $147,875,303


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2009 (Unaudited)


                                                            Municipal
                                                              Fund
INVESTMENT INCOME
   Interest income                                         $3,517,446

   Expenses
     Management fee (Note 2)                                  357,145
     Distribution costs (Notes 2 and 3)                       107,142
     Transfer Agent fee (Note 2)                               51,920
     Shareholder Services fee (Note 2)                         71,426
     Administration fee (Note 2)                               14,284
     Accounting fee                                            39,147
     Legal and Audit fees                                      47,739
     Printing                                                   7,166
     Custodian fee                                             18,943
     Insurance                                                  4,158
     Registration fee                                           5,754
     Miscellaneous                                              4,312
     Chief Compliance Officer fee                              31,164
     Directors fee                                              2,821
     Total expenses                                           763,121
     Fee reductions (Note 5)                                  (17,258)

     Net expenses                                             745,863

        Net investment income                               2,771,583

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss) from security transactions     (1,251,901)
   Change in unrealized depreciation of investments          (602,144)
        Net (loss) on investments                          (1,854,045)

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                            $  917,538


See accompanying notes to financial statements.











HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	                             For The Six Months Ended	 For The Year Ended
	                             March 31, 2009 (Unaudited) September 30, 2008

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                       $  2,771,583      $  5,639,386
     Net realized  gain (loss) on investments      (1,251,901)          349,826
     Increase (Decrease) in unrealized
       appreciation (depreciation) of investments    (602,144)       (8,686,288)
         Net increase (decrease) in net assets
           resulting from operations                  917,538        (2,697,076)

   Distributions to shareholders from:
     Net investment income Investor Class
        ($.19 and $.39 per share, respectively)    (2,734,773)       (5,579,783)
     Capital gains Investor Class
        ($.02 and $.00 per share, respectively)      (305,440)                -
          Total distributions to shareholders      (3,040,213)       (5,579,783)

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
      from capital share transactions                 (61,161)        9,442,814
           Total increase (decrease) in net assets (2,183,836)        1,165,955

NET ASSETS
   Beginning of period                            150,059,139       148,893,184
   End of period (including undistributed net
      investment income of $138,090 and
      $101,280 respectively)                     $147,875,303      $150,059,139



(a)	Summary of capital share activity follows:

                                 Investor Class	              Investor Class
                           For The Six Months Ended        For The Year Ended
                           March 31, 2009 (Unaudited)      September 30, 2008

       			            Shares       Value     Shares       Value

   Shares sold			    718,733   $7,296,045   1,082,932  $11,666,302
   Share received through
      acquisition (Note 6)	          -            -     777,597    8,357,283
   Shares issued on reinvestment
      of distributions		    212,650    2,133,655     369,373    3,963,456
 	                            931,383    9,429,700   2,229,902   23,987,041
   Shares redeemed		   (948,706)  (9,490,861) (1,350,780) (14,544,227)
	Net increase (decrease)     (17,323)  $  (61,161)    879,122   $9,442,814


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

		                             INVESTOR CLASS
	          For The Six Months Ended       Years Ended September 30,
              March 31, 2009 (Unaudited)   2008    2007    2006    2005    2004

Net asset value
   Beginning of period           $10.31  $10.88  $11.04  $11.10  $11.21  $11.22

Income from investment operations
   Net investment income            .19     .39     .39     .40     .41     .47
   Net gain (loss) on securities
     (both realized and unrealized)(.12)   (.57)   (.16)   (.02)   (.09)      -

   Total from investment operations .07    (.18)    .23     .38     .32     .47

Less distributions
   Dividends from net
      investment income             (.19)   (.39)   (.39)   (.40)   (.41)  (.47)
   Distributions from capital gains (.02)      -       - ** (.04)   (.02)  (.01)
      Total distributions           (.21)   (.39)   (.39)   (.44)   (.43)  (.48)
   End of period                  $10.17  $10.31  $10.88  $11.04  $11.10 $11.21

Total return                        0.76%* -1.73%   2.14%   3.52%   2.84%  4.03%

Ratios/Supplemental Data
   Net assets, end of period
    (in 000's)	         $147,875 $150,059 $148,893 $151,852 $150,505 $142,860

   Ratio of expenses to average
        net assets (a)	            1.07%*  1.08%   1.02%   1.04%    .98%  1.00%

   Ratio of net investment income to
      average net assets            3.88%*  3.54%   3.55%   3.64%   3.55%  3.98%

Portfolio turnover                 12.97%  13.47%  15.66%  22.17%  26.82% 10.53%

*	Annualized
**	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian
	fees and other expenses under a custodian arrangement for the Investor Class were 1.04%, 1.02%, .96%, .90%, .94%, and .98%, for the six months
	ended March 31, 2009 and for the years ended September 30, 2008, 2007, 2006, 2005, and 2004, respectively.


See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of
1940, as a non-diversified open-end management company.   Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.







HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2009 (Unaudited)

(B)	FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2008, the Hawaii Municipal Fund used their capital loss carryforward to reduce current year gains.

	In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

	The tax character of distributions paid during the year ended September 30, 2008 was as follows:

                   Exempt-                   Long-Term
                  Interest    Ordinary        Capital       Total
                  Dividends    Income          Gains     Distributions
Hawaii Municipal Fund
      2008        $5,579,783  $   -           $   -      $5,579,783


The tax character of distributable earnings at September 30, 2008 were as follows:

     Undistributed                                  Post   Unrealized    Total
    Ordinary Exempt-  Undistributed  Capital Loss  October Gain/   Distributable
    Interest Income   Capital Gains  Carryforwards Losses (Loss)*     Earnings

Hawaii Municipal Fund
     $  -              $305,440       $  -          $ - $(6,353,122)$(6,047,682)

	* The difference between book basis and tax basis unrealized depreciation is attributable to market discount on debt securities.

	Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the year ended September 30, 2008, the Hawaii Municipal Fund's undistributed investment income was decreased by $64,628, unrealized depreciation was decreased by $54,789 and accumulated net realized gain on investments was increased by $9,839.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2009 (Unaudited)

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively.

The Fund's distributor, Lee Financial Securities, Inc. (formerly, First Pacific Securities, Inc.) ("LFS"), a wholly-owned subsidiary of LFG, received $107,142 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. (formerly, First Pacific Recordkeeping, Inc.) ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer
agent for the Fund.   In accordance with the terms of the transfer agent
agreement, LFR receives compensation at the annual rate of .06% of the
Fund's average daily net assets.   LFR also provides the Hawaii Municipal
Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


 (4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2009, purchases and sales of securities aggregated $17,485,980 and $23,517,793, respectively, for the Hawaii Municipal Fund.











HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2009 (Unaudited)

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the six months ended March 31, 2009, such reductions amounted to $17,258 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows:


                                                Municipal
                                                  Fund


		Custody fees                       $   12,547
		Accounting fees                         2,187
		Legal fees                              2,211
		Postage                                    63
		Printing                                  250
           	                                   $   17,258


(6)	ACQUISITION OF HAWAII INTERMEDIATE FUND

On December 21, 2007, the Hawaii Municipal Fund Investor Class acquired the assets and assumed the liabilities of the Hawaii Intermediate Fund in a tax-free exchange for shares of the Hawaii Municipal Fund Investor Class. Pursuant to a plan of reorganization approved by the Hawaii Intermediate Fund shareholders on December 18, 2007, Hawaii Intermediate Fund shareholders received shares of the Hawaii Municipal Fund Investor Class (777,597 shares) in exchange for their Hawaii Intermediate Fund shares (1,629,311 shares). No gain or loss for federal income tax purposes was recognized on the exchange. The reorganization was completed on December 24, 2007. The number and value of shares issued by the Hawaii Municipal Fund Investor Class are presented in the schedule of changes in net assets. Net assets and unrealized appreciation as of the reorganization date were as follows:

Total net assets of Hawaii Intermediate Fund
prior to acquisition:                                     $8,467,391
Total net assets of Hawaii Municipal Fund
Investor Class prior to acquisition:                    $147,886,102
Total net assets of Hawaii Municipal Fund Investor
Class after acquisition:                                $156,353,493
Acquired Fund unrealized appreciation:                      $110,108











HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2009 (Unaudited)

 (7)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On March 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. The major jurisdiction for the Fund is the Federal jurisdiction. As of March 31, 2009, open Federal tax years include the tax years ended September 30, 2005 - September 30, 2008. The Fund has no examination in progress. The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund's financial position or results of operations.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), effective October 1, 2008. SFAS No. 157 establishes a hierarchy for measuring fair value that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS No. 157 are described below:

	Level 1 - Quoted prices in active markets for identical securities.

	Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2009 (Unaudited)


The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                     Valuation Inputs at Reporting Date:

Description                   Total      Level 1     Level 2      Level 3
Investments in Securities  $138,926,072   $-       $138,926,072     $-


In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


(8)	SUBSEQUENT EVENT

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction in not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.













                        First Pacific Mutual Fund, Inc.

Privacy Notice (Unaudited)
First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect
"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures
To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose
First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including Lee Financial Securities, Inc., Lee Financial Recordkeeping, Inc. and Lee Financial Group Inc. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.

HAWAII MUNICIPAL FUND INVESTOR CLASS
Shareholder Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Records (Unaudited)
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies, as well as the Fund's proxy voting records for the 12-month period ended June 30, free of charge by calling (808) 988-8088, by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822, or by visiting the Fund's website at leehawaii.com or the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Statement of Investments (Unaudited)
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Fund's website at www.leehawaii.com or Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        Lee Financial Securities, Inc.

Privacy Notice (Unaudited)
Lee Financial Securities, Inc. ("Lee Financial") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a client who obtains financial products and services from us for personal, family or household purposes. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect
"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with you becoming a customer of Lee Financial and us providing services to you. This includes information primarily collected from account applications, for example, your name, address, social security number, and age. It may also include other information that you provide to us, such as information on other forms, or information about your transactions with us.

Our Security Procedures
To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees and service providers who need to know that information to provide and administer products or services that we offer. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose
Lee Financial does not disclose nonpublic personal information about you to anyone, except as permitted by law. We may disclose nonpublic personal information about you with non-affiliated companies that perform support services or is necessary to process transactions. This information may also be provided to affiliated third parties, including First Pacific Mutual Fund, Inc., Lee Financial Recordkeeping, Inc. and Lee Financial Group Inc. Otherwise, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.













                              INVESTMENT MANAGER
                            Lee Financial Group Inc.
                       2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii  96822-1856

                                  DISTRIBUTOR
                        Lee Financial Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                         Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                            Cincinnati, OH  45246

                                  CUSTODIAN
                        Union Bank of California, N.A.
                       350 California Street, 6th Floor
                       San Francisco, California  94104

                                LEGAL COUNSEL
                         Drinker Biddle & Reath LLP
                              One Logan Square
                           18th and Cherry Streets
                     Philadelphia, Pennsylvania  19103-6996

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           Tait, Weller & Baker LLP
                       1818 Market Street, Suite #2400
                     Philadelphia, Pennsylvania  19103-2108

                               TRANSFER AGENT
                     Lee Financial Recordkeeping, Inc.
                      2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856


Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

	(a)	The registrant's principal executive and principal financial
		officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are
		effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant's internal control
		over financial reporting (as defined in Rule 30a-3(d) under the
		1940 Act (17 CFR 270.30a-3(d)) that occurred during the
		registrant's second fiscal quarter of the period covered by this
		report that has materially affected, or is reasonably likely to
		materially affect, the registrant's internal control over financial
		reporting.

Item 12.  Exhibits.

	(a)(1)     Code of Ethics is only required in an annual report on
		   this Form N-CSR.
	(a)(2)     Certifications pursuant to Rule 30a-2(a) under the Act
		   (17 CFR 270.30a-2(a)) are furnished herewith.
	(a)(3)     Not applicable.
	(b)	   Certifications pursuant to Rule 30a-2(a) under the 1940 Act
		   and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.




















                                 SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee_________________
				     Terrence K.H. Lee, President and CEO
				       (principal executive officer)

Date __________May 29, 2009__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee____________________
				    Terrence K.H. Lee, President and CEO
				       (principal executive officer)

By (Signature and Title)*  ___/s/ Nora B. Simpson______________________
				       Nora B. Simpson, Treasurer
				       (principal financial officer)

Date  __________May 29, 2009__________
*Print the name and title of each signing officer under his or her signature.




















See accompanying notes to financial statements.

See accompanying notes to financial statements.